 SUPPLEMENT DATED AUGUST 21, 2003 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

          Morgan Stanley Variable Investment Series, dated May 1, 2003

     Effective July 31, 2003, the Board of Directors/Trustees (for ease of reference referred to herein as "Directors") of the Fund approved Joseph J. Kearns and Fergus Reid to serve as Independent Directors on the Board of the Fund, thereby consolidating the existing Board of the Fund with the Board of Directors/Trustees of the open-end and closed-end registered investment companies managed by Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. In addition, the Board of Directors of the Fund approved modifications to Director compensation, also effective July 31, 2003. The disclosure in the sections of the Fund's Statement of Additional Information referenced below is hereby modified to reflect the following:

III. MANAGEMENT OF THE FUND

B. MANAGEMENT INFORMATION

     Section III, sub-section B entitled Management of the Fund--Management Information is hereby amended as follows:

     DIRECTORS AND OFFICERS. The Board of the Fund consists of ten Directors. These same individuals also serve as directors or trustees for all of the funds advised by the Investment Manager (the "Retail Funds") and certain of the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds"). Seven Directors have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Directors. The other three Directors (the "Management Directors") are affiliated with the Investment Manager.

     The Independent Directors of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Director (as of July 31, 2003) and other directorships, if any, held by the Directors, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

                                                                                               NUMBER
                                                                                                 OF
                                                                                             PORTFOLIOS
                                                                                                 IN
                                                                                                FUND
                                                                      PRINCIPAL               COMPLEX
                             POSITION(S)      LENGTH OF             OCCUPATION(S)             OVERSEEN          OTHER
NAME, AGE AND ADDRESS         HELD WITH         TIME                DURING PAST 5                BY         DIRECTORSHIPS
OF INDEPENDENT DIRECTOR       REGISTRANT       SERVED*                 YEARS**                DIRECTOR     HELD BY DIRECTOR
-------------------------   -------------   ------------   ------------------------------   -----------   -----------------
Michael Bozic (62)          Director        Since          Retired; Director or Trustee     216           Director of
c/o Mayer, Brown, Rowe                      April 1994     of the Retail Funds and                        Weirton Steel
& Maw LLP                                                  TCW/DW Term Trust 2003                         Corporation.
Counsel to the                                             (since April 1994) and the
Independent Directors                                      Institutional Funds (since
1675 Broadway                                              July 2003); formerly Vice
New York, NY                                               Chairman of Kmart
                                                           Corporation
                                                           (December 1998-October
                                                           2000), Chairman and Chief
                                                           Executive Officer of Levitz
                                                           Furniture Corporation
                                                           (November 1995-November
                                                           1998) and President and
                                                           Chief Executive Officer of
                                                           Hills Department Stores
                                                           (May 1991-July 1995);
                                                           formerly variously Chairman,
                                                           Chief Executive Officer,
                                                           President and Chief
                                                           Operating Officer
                                                           (1987-1991) of the Sears
                                                           Merchandise Group of
                                                           Sears, Roebuck & Co.




---------
* This is the earliest date the Director began serving the Retail Funds. Each Director serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.


                                                                                             NUMBER
                                                                                               OF
                                                                                           PORTFOLIOS
                                                                                               IN
                                                                                              FUND
                                                                    PRINCIPAL               COMPLEX
                             POSITION(S)     LENGTH OF            OCCUPATION(S)             OVERSEEN          OTHER
NAME, AGE AND ADDRESS         HELD WITH         TIME              DURING PAST 5                BY         DIRECTORSHIPS
OF INDEPENDENT DIRECTOR       REGISTRANT      SERVED*                YEARS**                DIRECTOR     HELD BY DIRECTOR
-------------------------   -------------   -----------   -----------------------------   -----------   -----------------
Edwin J. Garn (70)          Director        Since         Director or Trustee of the      216           Director of
c/o Summit Ventures LLC                     January       Retail Funds and TCW/DW                       Franklin Covey
1 Utah Center                               1993          Term Trust 2003 (since                        (time
201 S. Main Street                                        January 1993) and the                         management
Salt Lake City, UT                                        Institutional Funds (since                    systems), BMW
                                                          July 2003); member of the                     Bank of North
                                                          Utah Regional Advisory                        America, Inc.
                                                          Board of Pacific Corp.;                       (industrial loan
                                                          formerly United                               corporation),
                                                          States Senator (R- Utah)                      United Space
                                                          (1974-1992) and Chairman,                     Alliance (joint
                                                          Senate Banking Committee                      venture
                                                          (1980-1986), Mayor of Salt                    between
                                                          Lake City, Utah                               Lockheed
                                                          (1971-1974), Astronaut,                       Martin and the
                                                          Space Shuttle Discovery                       Boeing
                                                          (April 12-19, 1985), and                      Company) and
                                                          Vice Chairman, Huntsman                       Nuskin Asia
                                                          Corporation (chemical                         Pacific
                                                          company).                                     (multilevel
                                                                                                        marketing);
                                                                                                        member of the
                                                                                                        board of
                                                                                                        various civic
                                                                                                        and charitable
                                                                                                        organizations.



---------
* This is the earliest date the Director began serving the Retail Funds. Each Director serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

                                                                                                    NUMBER
                                                                                                      OF
                                                                                                  PORTFOLIOS
                                                                                                      IN
                                                                                                     FUND
                                                                          PRINCIPAL                COMPLEX
                                POSITION(S)      LENGTH OF              OCCUPATION(S)              OVERSEEN          OTHER
NAME, AGE AND ADDRESS            HELD WITH         TIME                 DURING PAST 5                 BY         DIRECTORSHIPS
OF INDEPENDENT DIRECTOR          REGISTRANT       SERVED*                  YEARS**                 DIRECTOR     HELD BY DIRECTOR
----------------------------   -------------   ------------   --------------------------------   -----------   -----------------
Wayne E. Hedien (69)           Director        Since          Retired; Director or Trustee       216           Director of The
c/o Mayer, Brown, Rowe                         September      of the Retail Funds and                          PMI Group Inc.
& Maw LLP                                      1997           TCW/DW Term Trust 2003                           (private
Counsel to the                                                (since September 1997)                           mortgage
Independent Directors                                         and the Institutional Funds                      insurance);
1675 Broadway                                                 (since July 2003); formerly                      Trustee and
New York, NY                                                  associated with the Allstate                     Vice Chairman
                                                              Companies (1966-1994),                           of The Field
                                                              most recently as Chairman                        Museum of
                                                              of The Allstate Corporation                      Natural History;
                                                              (March 1993-December 1994)                       director of
                                                              and Chairman and Chief                           various other
                                                              Executive Officer of its                         business and
                                                              wholly-owned subsidiary,                         charitable
                                                              Allstate Insurance Company                       organizations.
                                                              (July 1989-December 1994).

Dr. Manuel H. Johnson (54)     Director        Since July     Chairman of the Audit              216           Director of
c/o Johnson Smick                              1991           Committee and Director or                        NVR, Inc.
International, Inc.                                           Trustee of the Retail Funds                      (home
2099 Pennsylvania Avenue                                      and TCW/DW Term Trust                            construction);
N.W.                                                          2003 (since July 1991) and                       Chairman and
Suite 950                                                     the Institutional Funds (since                   Trustee of the
Washington, D.C.                                              July 2003); Senior Partner,                      Financial
                                                              Johnson Smick International,                     Accounting
                                                              Inc., a consulting firm; Co-                     Foundation
                                                              Chairman and a founder of                        (oversight
                                                              the Group of Seven Council                       organization of
                                                              (G7C), an international                          the Financial
                                                              economic commission;                             Accounting
                                                              formerly Vice Chairman of                        Standards
                                                              the Board of Governors of                        Board);
                                                              the Federal Reserve System                       Director of RBS
                                                              and Assistant Secretary of                       Greenwich
                                                              the U.S. Treasury.                               Capital
                                                                                                               Holdings
                                                                                                               (financial
                                                                                                               holding
                                                                                                               company).




---------
* This is the earliest date the Director began serving the Retail Funds. Each Director serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

                                                                                                   NUMBER
                                                                                                     OF
                                                                                                 PORTFOLIOS
                                                                                                     IN
                                                                                                    FUND
                                                                         PRINCIPAL                COMPLEX
                               POSITION(S)      LENGTH OF              OCCUPATION(S)              OVERSEEN          OTHER
NAME, AGE AND ADDRESS           HELD WITH         TIME                 DURING PAST 5                 BY         DIRECTORSHIPS
OF INDEPENDENT DIRECTOR         REGISTRANT       SERVED*                  YEARS**                 DIRECTOR     HELD BY DIRECTOR
---------------------------   -------------   ------------   --------------------------------   -----------   -----------------
Joseph J. Kearns (60)         Director        Since July     Deputy Chairman of the             217           Director of
PMB754                                        2003           Audit Committee and                              Electro Rent
23852 Pacific Coast                                          Director or Trustee of the                       Corporation
Highway                                                      Retail Funds and TCW/DW                          (equipment
Malibu, CA                                                   Term Trust 2003 (since                           leasing), The
                                                             July 2003) and the                               Ford Family
                                                             Institutional Funds (since                       Foundation,
                                                             August 1994); previously                         and the UCLA
                                                             Chairman of the Audit                            Foundation.
                                                             Committee of the
                                                             Institutional Funds
                                                             (October 2001- July 2003);
                                                             President, Kearns &
                                                             Associates LLC (investment
                                                             consulting); formerly CFO of
                                                             the J. Paul Getty Trust.

Michael E. Nugent (67)        Director        Since July     Chairman of the Insurance          216           Director of
c/o Triumph Capital, L.P.                     1991           Committee and Director or                        various
445 Park Avenue                                              Trustee of the Retail Funds                      business
New York, NY                                                 and TCW/DW Term Trust                            organizations.
                                                             2003 (since July 1991) and
                                                             the Institutional Funds (since
                                                             July 2001); General Partner
                                                             of Triumph Capital, L.P., a
                                                             private investment
                                                             partnership; formerly Vice
                                                             President, Bankers Trust
                                                             Company and BT Capital
                                                             Corporation (1984-1988).

Fergus Reid (70)              Director        Since July     Chairman of the Governance         217           Trustee and
85 Charles Colman Blvd.                       2003           Committee and Director or                        Director of
Pawling, NY                                                  Trustee of the Retail Funds                      certain
                                                             and TCW/DW Term Trust                            investment
                                                             2003 (since July 2003) and                       companies in
                                                             the Institutional Funds (since                   the JPMorgan
                                                             June 1992); Chairman of                          Funds complex
                                                             Lumelite Plastics                                managed by JP
                                                             Corporation.                                     Morgan
                                                                                                              Investment
                                                                                                              Management
                                                                                                              Inc.




---------

* This is the earliest date the Director began serving the Retail Funds. Each Director serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

     The Directors who are affiliated with the Investment Manager or affiliates of the Investment Manager (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Director (as of July 31, 2003) and the other directorships, if any, held by the Director, are shown below.

                                                                                               NUMBER
                                                                                                 OF
                                                                                             PORTFOLIOS
                                                                                              IN FUND
                                                                                              COMPLEX
                                                                                              OVERSEEN       OTHER
                                                                                                 BY      DIRECTORSHIPS
NAME, AGE AND                    POSITION(S)    LENGTH OF              PRINCIPAL              MANAGE-       HELD BY
ADDRESS OF                        HELD WITH       TIME               OCCUPATION(S)              MENT       MANAGEMENT
MANAGEMENT DIRECTOR              REGISTRANT      SERVED*         DURING PAST 5 YEARS**        DIRECTOR      DIRECTOR
------------------------------ -------------- ------------ -------------------------------- ----------- ---------------
Charles A. Fiumefreddo (70)    Chairman of    Since July   Chairman and Director or         216         None
c/o Morgan Stanley Trust       the Board      1991         Trustee of the Retail Funds
Harborside Financial Center,   and Director                and TCW/DW Term Trust
Plaza Two,                                                 2003 (since July 1991) and
Jersey City, NJ                                            the Institutional Funds (since
                                                           July 2003); formerly Chief
                                                           Executive Officer of the
                                                           Retail Funds and the
                                                           TCW/DW Term Trust 2003
                                                           (until September 2002).

James F. Higgins (55)          Director       Since June   Director or Trustee of the       216         Director of
c/o Morgan Stanley Trust                      2000         Retail Funds and TCW/DW                      AXA Financial,
Harborside Financial Center,                               Term Trust 2003 (since                       Inc. and The
Plaza Two,                                                 June 2000) and the                           Equitable Life
Jersey City, NJ                                            Institutional Funds (since                   Assurance
                                                           July 2003); Senior Advisor                   Society of the
                                                           of Morgan Stanley (since                     United States
                                                           August 2000); Director of                    (financial
                                                           the Distributor and Dean                     services).
                                                           Witter Realty Inc.; previously
                                                           President and Chief
                                                           Operating Officer of the
                                                           Private Client Group of
                                                           Morgan Stanley
                                                           (May 1999-August 2000),
                                                           and President and Chief
                                                           Operating Officer of
                                                           Individual Securities of
                                                           Morgan Stanley
                                                           (February 1997-May 1999).






---------
* This is the date the Director began serving the Retail Funds. Each Director serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

                                                                                      NUMBER
                                                                                        OF
                                                                                    PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX
                                                                                     OVERSEEN       OTHER
                                                                                        BY      DIRECTORSHIPS
NAME, AGE AND             POSITION(S)    LENGTH OF             PRINCIPAL             MANAGE-       HELD BY
ADDRESS OF                 HELD WITH       TIME              OCCUPATION(S)             MENT       MANAGEMENT
MANAGEMENT DIRECTOR        REGISTRANT     SERVED*        DURING PAST 5 YEARS**       DIRECTOR      DIRECTOR
------------------------ ------------- ------------ ------------------------------ ----------- ---------------
Philip J. Purcell (59)   Director      Since        Director or Trustee of the     216         Director of
1585 Broadway                          April 1994   Retail Funds and TCW/DW                    American
New York, NY                                        Term Trust 2003 (since                     Airlines Inc.
                                                    April 1994) and the                        and its parent
                                                    Institutional Funds (since                 company,
                                                    July 2003); Chairman of the                AMR
                                                    Board of Directors and Chief               Corporation.
                                                    Executive Officer of Morgan
                                                    Stanley and Morgan Stanley
                                                    DW Inc.; Director of the
                                                    Distributor; Chairman of the
                                                    Board of Directors and Chief
                                                    Executive Officer of Novus
                                                    Credit Services Inc.;
                                                    Director and/or officer of
                                                    various Morgan Stanley
                                                    subsidiaries.






---------
* This is the earliest date the Director began serving the Retail Funds. Each Director serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

                                 POSITION(S)
NAME, AGE AND ADDRESS OF          HELD WITH        LENGTH OF          PRINCIPAL OCCUPATION(S)
EXECUTIVE OFFICER                REGISTRANT       TIME SERVED*         DURING PAST 5 YEARS**
-----------------------------   ------------   ----------------   -------------------------------
Mitchell M. Merin (49)          President      Since May 1999     President and Chief Operating
1221 Avenue of the Americas                                       Officer of Morgan Stanley
New York, NY                                                      Investment Management Inc.;
                                                                  President, Director and Chief
                                                                  Executive Officer of the
                                                                  Investment Manager and
                                                                  Morgan Stanley Services;
                                                                  Chairman, Chief Executive
                                                                  Officer and Director of the
                                                                  Distributor; Chairman and
                                                                  Director of the Transfer
                                                                  Agent; Director of various
                                                                  Morgan Stanley subsidiaries;
                                                                  President of Morgan Stanley
                                                                  Investments LP (since February 2003);
                                                                  President of the Institutional
                                                                  Funds (since July 2003) and
                                                                  President of the Retail Funds
                                                                  and TCW/DW Term Trust
                                                                  2003 (since May 1999);
                                                                  Trustee (since July 2003) and
                                                                  President (since
                                                                  December 2002) of the Van
                                                                  Kampen Closed-End Funds;
                                                                  Trustee (since May 1999) and
                                                                  President (since
                                                                  October 2002) of the Van
                                                                  Kampen Open-End Funds.

---------
* This is the earliest date the Officers began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                                   POSITION(S)
NAME, AGE AND ADDRESS OF            HELD WITH            LENGTH OF               PRINCIPAL OCCUPATION(S)
EXECUTIVE OFFICER                  REGISTRANT           TIME SERVED*              DURING PAST 5 YEARS**
-----------------------------   ----------------   ---------------------   ----------------------------------
Barry Fink (48)                 Vice President     Since February 1997     General Counsel (since
1221 Avenue of the Americas     and                                        May 2000) and Managing
New York, NY                    General                                    Director (since
                                Counsel                                    December 2000) of Morgan
                                                                           Stanley Investment
                                                                           Management; Managing
                                                                           Director (since
                                                                           December 2000), Secretary
                                                                           (since February 1997) and
                                                                           Director (since July 1998) of
                                                                           the Investment Manager and
                                                                           Morgan Stanley Services;
                                                                           Assistant Secretary of Morgan
                                                                           Stanley DW; Chief Legal
                                                                           Officer of Morgan Stanley
                                                                           Investments LP (since
                                                                           July 2002); Vice President of
                                                                           the Institutional Funds (since
                                                                           July 2003); Vice President
                                                                           and Secretary of the
                                                                           Distributor; previously Secretary
                                                                           of the Retail Funds
                                                                           (February 1997-July 2003);
                                                                           previously Vice President and
                                                                           Assistant General Counsel of
                                                                           the Investment Manager and
                                                                           Morgan Stanley Services
                                                                           (February 1997-
                                                                           December 2001).

---------
* This is the earliest date the Officers began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                                   POSITION(S)
NAME, AGE AND ADDRESS OF            HELD WITH           LENGTH OF            PRINCIPAL OCCUPATION(S)
EXECUTIVE OFFICER                  REGISTRANT          TIME SERVED*           DURING PAST 5 YEARS**
-----------------------------   ----------------   ------------------   --------------------------------
Ronald E. Robison (64)          Executive Vice     Since April 2003     Chief Global Operations Officer
1221 Avenue of the Americas     President and                           and Managing Director of
New York, NY                    Principal                               Morgan Stanley Investment
                                Executive                               Management Inc.; Managing
                                Officer                                 Director of Morgan Stanley &
                                                                        Co. Incorporated; Managing
                                                                        Director of Morgan Stanley;
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director of the Investment
                                                                        Manager and Morgan Stanley
                                                                        Services; Chief Executive
                                                                        Officer and Director of the
                                                                        Transfer Agent; Executive Vice
                                                                        President and Principal
                                                                        Executive Officer of the
                                                                        Institutional Funds (since
                                                                        July 2003) and the TCW/DW
                                                                        Term Trust 2003 (since
                                                                        April 2003); previously
                                                                        President of the Institutional
                                                                        Funds (March 2001-
                                                                        July 2003) and Director of
                                                                        the Institutional Funds
                                                                        (March 2001-July 2003).

Joseph J. McAlinden (60)        Vice President     Since July 1995      Managing Director and Chief
1221 Avenue of the Americas                                             Investment Officer of the
New York, NY                                                            Investment Manager, Morgan
                                                                        Stanley Investment
                                                                        Management Inc. and Morgan
                                                                        Stanley Investments LP;
                                                                        Director of the Transfer
                                                                        Agent, Chief Investment Officer
                                                                        of the Van Kampen Funds;
                                                                        Vice President of the
                                                                        Institutional Funds (since
                                                                        July 2003) and the Retail
                                                                        Funds (since July 1995).


---------
* This is the earliest date the Officers began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                                    POSITION(S)
NAME, AGE AND ADDRESS OF             HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
EXECUTIVE OFFICER                    REGISTRANT             TIME SERVED*              DURING PAST 5 YEARS**
------------------------------   -----------------   -------------------------   -------------------------------
Stefanie V. Chang (36)          Vice President       Since July 2003             Executive Director of Morgan
1221 Avenue of the Americas                                                      Stanley & Co. and Morgan
New York, NY                                                                     Stanley Investment
                                                                                 Management Inc. and Vice
                                                                                 President of the Institutional
                                                                                 Funds (since December 1997)
                                                                                 and the Retail Funds (since
                                                                                 July 2003); formerly practiced
                                                                                 law with the New York law
                                                                                 firm of Rogers & Wells (now
                                                                                 Clifford Chance LLP).

Francis Smith (37)               Treasurer and       Treasurer since             Executive Director of the
c/o Morgan Stanley Trust         Chief Financial     July 2003 and Chief         Investment Manager and
Harborside Financial Center,     Officer             Financial Officer since     Morgan Stanley Services (since
Plaza Two,                                           September 2002              December 2001); previously
Jersey City, NJ                                                                  Vice President of the Retail
                                                                                 Funds (September 2002-
                                                                                 July 2003); previously Vice
                                                                                 President of the Investment
                                                                                 Manager and Morgan Stanley
                                                                                 Services (August
                                                                                 2000-November 2001) and
                                                                                 Senior Manager at
                                                                                 PricewaterhouseCoopers LLP
                                                                                 (January 1998-August 2000).

Thomas F. Caloia (57)            Vice President      Since July 2003             Executive Director (since
c/o Morgan Stanley Trust                                                         December 2002) and Assistant
Harborside Financial Center,                                                     Treasurer of the Investment
Plaza Two,                                                                       Manager, the Distributor and
Jersey City, NJ                                                                  Morgan Stanley Services;
                                                                                 previously Treasurer of the
                                                                                 Retail Funds
                                                                                 (April 1989-July 2003);
                                                                                 formerly First Vice President
                                                                                 of the Investment Manager,
                                                                                 the Distributor and Morgan
                                                                                 Stanley Services.

---------
* This is the earliest date the Officers began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                                    POSITION(S)
NAME, AGE AND ADDRESS OF             HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
EXECUTIVE OFFICER                    REGISTRANT             TIME SERVED*              DURING PAST 5 YEARS**
------------------------------   -----------------   -------------------------   -------------------------------
Mary E. Mullin (36)              Secretary           Since July 2003             Vice President of Morgan
1221 Avenue of the Americas                                                      Stanley & Co. Incorporated
New York, NY                                                                     and Morgan Stanley Investment
                                                                                 Management Inc.; Secretary of
                                                                                 the Institutional Funds (since
                                                                                 June 1999) and the Retail
                                                                                 Funds (since July 2003);
                                                                                 formerly practiced law with
                                                                                 the New York law firms of
                                                                                 McDermott, Will & Emery and
                                                                                 Skadden, Arps, Slate, Meagher
                                                                                 & Flom LLP.

---------
* This is the earliest date the Officers began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

     In addition, the following individuals who are officers of the Investment Manager or its affiliates serve as assistant secretaries of the Fund: Sara Badler, Lou Anne D. McInnis, Carsten Otto, Ruth Rossi, Marilyn K. Cranney, Joanne Doldo, Natasha Kassian, Elisa Mitchell, Elizabeth Nelson, Sheldon Winicour and Bennett MacDougall.

     For each Director, the dollar range of equity securities beneficially owned by the Director in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Manager) for the calendar year ended December 31, 2002 is set forth in the Fund's current Statement of Additional Information referenced above. Messrs. Kearns and Reid did not serve as Directors of the Fund during the calendar year ended December 31, 2002.

     As to each Independent Director and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

     INDEPENDENT DIRECTORS AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Retail Funds seek as Independent Directors individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds' boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. All of the Independent Directors serve as members of the Audit Committee. In addition, three Directors including two Independent Directors, serve as members of the Insurance Committee, and three Independent Directors serve as members of the Governance Committee.

     The Independent Directors are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Audit Committee currently consists of Messrs. Bozic, Garn, Hedien, Johnson, Kearns, Nugent and Reid. Messrs. Reid and Kearns were appointed to the Audit Committee on July 31, 2003. The number of Audit Committee meetings held by the Fund during its most recent fiscal year end is set forth in the Fund's current Statement of Additional Information referenced above.

     The Boards of the Retails Funds have a Governance Committee to (i) monitor and make recommendations on corporate governance matters and Board/committee policies and procedures; and (ii) oversee the periodic evaluations of the Board and any committees. The Governance Committee consists of Messrs. Reid, Bozic and Garn. The Governance Committee was established on July 31, 2003 and therefore no meetings were held during the Fund's most recent fiscal year end.

     Finally, the Boards of the Retail Funds have formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. The number of meetings held by the Insurance Committee during the Fund's most recent fiscal year end is set forth in the Fund's current Statement of Additional Information referenced above.

     ADVANTAGES OF HAVING THE SAME INDIVIDUALS AS INDEPENDENT DIRECTORS FOR THE RETAIL FUNDS AND INSTITUTIONAL FUNDS. The Independent Directors and the funds' management believe that having the same Independent Directors for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Directors of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Directors of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Retail Funds and Institutional Funds.

     DIRECTOR AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust, Articles of Incorporation or Bylaws, as the case may be, provide that no Director, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Director, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the organizational charter document provides that a Director, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

III. MANAGEMENT OF THE FUND

C. COMPENSATION

     Section III, sub-section C entitled Management of the Fund--Compensation is hereby updated to include the following:

     Effective August 1, 2003, each Independent Director will receive an annual retainer fee of $168,000 for serving the Retail Funds and Institutional Funds. In addition, each Independent Director will receive $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year. The Chairman of the Audit Committee will receive an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee will receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Director will be paid by the Retail Funds and Institutional Funds, and will be allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and Institutional Funds based on the relative net assets of each of the funds/portfolios of the Retail Funds and Institutional Funds.

     Prior to August 1, 2003, the Fund paid each Independent Director as described in Section III, sub-section C entitled Management of the Fund--Compensation,as set forth in the Fund's current Statement of Additional Information referenced above. Messrs. Kearns and Reid did not serve as Directors of the Fund during the Fund's most recent fiscal year end and therefore did not receive any compensation from the Fund for that period.